Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Other Finance Expenses
Schedule of components of interest expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Interest expense	$16,320	$17,349	$33,239	$34,121
Amortization of debt issuance cost and fair value of debt assumed	543	758	1,089	1,355
Total interest expense	$16,863	$18,107	$34,328	$35,476

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Bank fees, charges (other income)	$(177)	$112	$92	$184
Total other finance (income) expense	$(177)	$112	$92	$184